Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 126.8%

Corporate — 1.9%
California Community Choice Financing Authority, RB(a) 5.00%, 12/01/53	$6,670	$7,068,573
Series C, 5.25%, 01/01/54	11,500	11,920,003
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,028,996

		23,017,572

County/City/Special District/School District — 53.2%
California Municipal Finance Authority, RB 5.00%, 06/01/43	2,000	2,138,988
5.00%, 06/01/48	24,500	25,951,600
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	200,655
Series A, 5.00%, 09/02/44	110	114,604
Series B, 4.00%, 09/02/40	570	517,076
Series B, 4.00%, 09/02/50	690	581,268
Series B, 5.00%, 09/02/52	1,785	1,672,142
Series C, 4.00%, 09/02/40	4,015	3,642,211
Series C, 4.00%, 09/02/50	2,885	2,422,035
California Statewide Communities Development Authority, SAB, S/F Housing 5.00%, 09/02/39	2,060	2,082,267
5.00%, 09/02/49	1,675	1,638,453
4.00%, 09/02/50	760	649,042
Series C, 5.00%, 09/02/39	850	897,667
California Statewide Communities Development Authority, ST 4.00%, 09/01/41	700	646,344
4.00%, 09/01/51	1,350	1,164,190
Chabot-Las Positas Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	1,500	1,506,963
Chaffey Joint Union High School District, GO,
Series G, Election 2012, 4.00%, 08/01/52	15,390	15,179,742
Chaffey Joint Union High School District, GO, CAB(b)
Series C, Election 2012, 0.00%, 08/01/32	500	361,996
Series C, Election 2012, 0.00%, 08/01/33	1,000	690,544
Series C, Election 2012, 0.00%, 08/01/34	1,015	668,566
Series C, Election 2012, 0.00%, 08/01/35	1,090	683,513
Series C, Election 2012, 0.00%, 08/01/36	1,000	596,379
Series C, Election 2012, 0.00%, 08/01/37	1,300	737,702
Series C, Election 2012, 0.00%, 08/01/38	1,255	679,027
Series C, Election 2012, 0.00%, 08/01/39	1,500	775,715
Series C, Election 2012, 0.00%, 08/01/40	3,705	1,832,967
Series C, Election 2012, 0.00%, 08/01/41	610	288,478
Series C, Election 2012, 0.00%, 02/01/42	700	322,910
City of Dixon California, ST, 4.00%, 09/01/45	1,000	894,456
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,600	1,604,066
City of Roseville California, ST, 4.00%, 09/01/50	1,000	844,389
City of Sacramento California Transient Occupancy Tax Revenue, RB
Series A, 5.00%, 06/01/43	1,230	1,293,244
Series A, 5.00%, 06/01/48	3,750	3,900,173
Clovis Unified School District, GO, Series B, Election 2020, 5.00%, 08/01/47	8,050	8,766,152

Security	Par (000)	Value

County/City/Special District/School District (continued)
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(c)	$15,000	$15,275,595
El Monte City School District, GO, Series B, Election 2014, 5.50%, 08/01/46	4,265	4,493,762
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/46	10,000	10,017,640
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	4,320	4,191,795
Folsom Cordova Unified School District, GO, Series D, (AGM), 4.00%, 10/01/44	21,300	21,328,712
Fowler Unified School District, GO, Series A, Election 2016, (BAM), 5.25%, 08/01/46	3,700	3,919,169
Fremont Union High School District, Refunding GO, 4.00%, 08/01/40	2,500	2,509,655
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46	6,900	6,740,389
Garden Grove Unified School District, GO, Series C, Election 2010, 5.25%, 08/01/23(c)	2,725	2,739,633
Gilroy Unified School District, GO, Election 2016, 4.00%, 08/01/48	9,500	9,197,045
Glendale Community College District, GO, Series A, Election 2016, 4.00%, 08/01/46	8,000	7,998,696
Glendale Community College District, GO, CAB(b)
Series B, 0.00%, 08/01/41	2,465	1,100,630
Series B, 0.00%, 08/01/42	2,650	1,122,821
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	4,000	3,917,400
Hayward Unified School District, Refunding GO, (BAM), 4.00%, 08/01/43	6,500	6,483,893
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,428,363
Series A, (BAM), 5.25%, 11/01/52	7,000	7,542,829
Kern Community College District, GO(c)
Series C, 5.25%, 11/01/23	11,430	11,549,375
Series C, 5.75%, 11/01/23	12,085	12,240,800
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23(c)	3,700	3,719,869
Los Angeles County Facilities, Inc., RB
Class A, 5.00%, 12/01/51	4,760	5,043,377
Series A, 5.00%, 12/01/43	13,345	14,487,839
Series A, 4.00%, 12/01/48	11,000	11,025,168
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/39	2,135	2,300,311
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, 4.00%, 12/01/46	7,890	7,991,221
Los Angeles Unified School District, GO
Series C, 4.00%, 07/01/39	5,875	6,026,487
Series RYQ, 4.00%, 07/01/44	23,975	23,996,002
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,404,051
Mount San Antonio Community College District, Refunding GO Series A, Election 2008, 5.00%, 08/01/23(c)	4,500	4,521,424
Series 2018-A, Election 2018, 4.00%, 08/01/49	10,000	10,049,900
Napa Valley Unified School District, GO, Series C, (AGM), 4.00%, 08/01/44	5,250	5,250,955
Natomas Unified School District, GO, Election 2014, (BAM), 4.00%, 08/01/42	5,000	5,024,385
Newport Mesa Unified School District, Refunding GO, CAB, 0.00%, 08/01/45(b)	8,485	3,063,823

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	$5,615	$6,101,596
Oceanside Unified School District, GO, Series E, Election 2008, 4.00%, 08/01/48	3,275	3,191,527
Orange County Local Transportation Authority Sales Tax Revenue, RB, 5.00%, 02/15/41	8,000	8,782,888
Oxnard Union High School District, GO
Series C, Election 2018, 4.00%, 08/01/44	2,150	2,145,980
Series C, Election 2018, 4.00%, 08/01/47	16,750	16,445,334
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,886,478
Perris Union High School District, GO, Series B, Election 2012, (BAM), 5.25%, 09/01/39	2,715	2,883,048
Redwood City Public Facilities & Infrastructure Authority, RB, 3.00%, 06/01/46	3,810	3,009,351
Redwood City School District, GO, Series C, 4.00%, 08/01/44	3,000	3,047,913
Rio Elementary School District, GO, Series A, Election 2014, (AGM), 5.25%, 08/15/25(c)	5,865	6,194,021
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	6,500	6,509,613
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	6,026,424
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,586,880
Series A, (BAM), 5.00%, 09/01/41	3,000	3,128,670
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/43	20,000	20,898,100
San Benito High School District, GO, Election 2016, 4.00%, 08/01/48	5,000	4,871,240
San Diego County Regional Transportation Commission, Refunding RB, Series A, 4.00%, 04/01/48	1,085	1,101,752
San Diego Unified School District, GO
Series F2, 4.25%, 07/01/52	6,270	6,308,579
Series I, Election 2012, 4.00%, 07/01/47	19,155	19,172,182
San Diego Unified School District, GO, CAB(b)
Series K-2, 0.00%, 07/01/38	2,755	1,523,757
Series K-2, 0.00%, 07/01/39	3,340	1,750,354
Series K-2, 0.00%, 07/01/40	4,285	2,150,821
San Francisco Bay Area Rapid Transit District, GO Class D1, Election 2016, 4.25%, 08/01/52	16,500	17,198,626
Series A, Election 2016, 4.00%, 08/01/42	6,000	6,102,054
San Jacinto Unified School District, GO
Election 2016, 4.00%, 08/01/42	3,960	3,898,414
Election 2016, 4.00%, 08/01/43	1,095	1,077,436
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(c)	14,175	14,195,058
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	3,000	3,319,665
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	13,170	13,290,677
San Marcos Redevelopment Agency Successor Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	1,790,234
Series A, 5.00%, 10/01/33	1,125	1,184,745
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	13,284,285

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	$6,355	$6,405,618
Santa Clara Unified School District, GO, Election 2018, 4.00%, 07/01/48	15,000	14,680,785
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	4,000	4,556,188
Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/44	9,360	9,420,718
Santa Rosa High School District, GO
Series A, Election 2022, 4.00%, 08/01/46	3,500	3,515,215
Series A, Election 2022, 4.00%, 08/01/49	7,050	6,998,507
Simi Valley Unified School District, GO, Series C, 4.00%, 08/01/50	3,115	3,114,854
SolaNo. County Community College District, GO, Series C, Election 2012, 4.00%, 08/01/46	11,435	11,110,589
South San Francisco Public Facilities Financing Authority, RB
Class A, 4.00%, 06/01/42	500	504,764
Class A, 5.25%, 06/01/46	750	819,953
South San Francisco Unified School District, GO, 4.00%, 09/01/52	20,000	19,592,920
Southwestern Community College District, GO,
Series D, 3.00%, 08/01/41	7,370	6,545,105
Ventura Unified School District, GO
Series A, Election 2022, 4.00%, 08/01/48	2,000	1,950,428
Series A, Election 2022, 4.00%, 08/01/52	5,000	4,918,665
Washington Township Health Care District, GO,
Series B, Election 2004, 5.50%, 08/01/38	3,250	3,339,330
West Contra Costa Unified School District, GO(c)
Series B, Election 2010, 5.50%, 08/01/23	6,195	6,232,040
Series A, Election 2012, 5.50%, 08/01/23	7,500	7,545,712

		644,957,631

Education — 11.9%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/48	10,000	10,367,930
Series U-7, 5.00%, 06/01/46	7,525	8,865,428
California Enterprise Development Authority, RB(d) 8.00%, 11/15/62	1,760	1,745,283
Series A, 5.00%, 07/01/50	600	539,753
California Municipal Finance Authority, RB 4.00%, 10/01/51	1,150	963,902
Series A, 5.50%, 08/01/34(d)	465	466,957
Series A, 5.00%, 10/01/39(d)	680	635,816
Series A, 5.00%, 10/01/49(d)	1,145	1,014,546
Series A, 5.00%, 10/01/57(d)	2,255	1,954,893
California Municipal Finance Authority, Refunding RB(d) 5.00%, 08/01/39	290	280,417
5.00%, 08/01/48	350	315,986
California School Finance Authority, RB 6.65%, 07/01/33	595	596,589
5.00%, 06/01/40(d)	660	505,215
6.90%, 07/01/43	1,330	1,334,642
5.00%, 06/01/50(d)	1,030	717,001
5.00%, 08/01/52(d)	1,875	1,883,991
5.00%, 08/01/61(d)	5,315	5,316,706
Series A, 6.00%, 07/01/33	1,500	1,502,446
Series A, 5.00%, 06/01/39(d)	740	733,580
Series A, 6.30%, 07/01/43	3,000	3,007,587
Series A, 5.00%, 07/01/49(d)	1,850	1,869,593

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB (continued)
Series A, 4.00%, 06/01/51(d)	$800	$623,426
Series A, 5.00%, 06/01/58(d)	9,215	8,283,394
Series A, 5.00%, 07/01/59(d)	2,565	2,411,395
Series A, 4.00%, 06/01/61(d)	1,300	966,984
Series A, (NGFGC), 5.00%, 06/01/61(d)	820	735,532
Series B, 4.00%, 07/01/45(d)	1,035	863,507
California School Finance Authority, Refunding RB(d) 5.00%, 08/01/46	1,145	1,150,293
Series A, 5.00%, 07/01/36	755	770,406
California State University, RB, Series C, Class C, 4.00%, 11/01/45	1,750	1,724,226
California State University, Refunding RB
Series A, 4.00%, 11/01/45	3,400	3,409,469
Series A, 5.00%, 11/01/47	13,430	14,164,218
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	4,000	4,084,020
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,276,152
Hastings Campus Housing Finance Authority, RB(d)
Series A, 5.00%, 07/01/45	1,115	966,670
Series A, 5.00%, 07/01/61	9,360	7,432,664
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	14,000	14,073,584
Series BE, 4.00%, 05/15/50	5,570	5,571,120
Series BH, 4.00%, 05/15/51	15,000	14,989,800
Series D, 5.50%, 05/15/58	4,000	4,321,772
Series Q, 3.00%, 05/15/51	13,000	10,349,898

		143,786,791

Health — 9.4%
California Health Facilities Financing Authority, RB 4.00%, 11/15/47	825	801,519
5.00%, 11/15/56	9,000	9,297,405
Series A, 4.00%, 11/15/42	7,950	7,835,146
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	4,850,316
(AGM-CR), 3.00%, 08/15/51	13,975	10,732,353
Series A, 5.00%, 07/01/23(c)	10,000	10,031,180
Series A, 4.00%, 03/01/39	895	855,731
Series A, 4.00%, 03/01/43	1,315	1,223,790
Series A, 4.00%, 04/01/45	3,570	3,427,539
Series A, 5.00%, 11/15/48	7,280	7,493,311
Series B, 5.00%, 11/15/26(c)	3,385	3,670,200
Sub-Series A-2, 5.00%, 11/01/47	7,400	8,456,809
California Municipal Finance Authority, RB, Series A, 4.00%, 11/15/56	1,100	764,201
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,225,894
Series A, 5.00%, 11/01/39(d)	600	606,589
Series A, 5.00%, 02/01/47	9,250	9,419,534
California Statewide Communities Development Authority, RB 4.25%, 01/01/43	3,450	3,330,385
4.00%, 08/01/45	5,000	4,393,890
4.00%, 07/01/48	4,000	3,833,468
California Statewide Communities Development Authority, Refunding RB 4.00%, 04/01/42	5,600	5,301,386

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued) 4.00%, 04/01/47	$3,975	$3,634,684
5.00%, 03/01/48	5,000	5,072,720
Series A, 4.00%, 12/01/57	6,500	6,013,891

		114,271,941

Housing — 7.4%
California Community Housing Agency, RB, M/F Housing(d) 4.00%, 08/01/46	2,495	1,952,063
Series A, 5.00%, 04/01/49	9,400	8,224,906
Series A-2, 4.00%, 02/01/50	1,155	865,377
Series A-2, 4.00%, 08/01/51	6,380	4,430,087
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	14,539	13,567,601
Series 2021-2, Class A, (FHLMC COLL), 3.75%, 03/25/35	18,143	17,964,059
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	4,995	3,918,960
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(d)	1,035	677,534
CMFA Special Finance Agency VIII, RB, M/F Housing,
Series A-1, 3.00%, 08/01/56(d)	4,350	2,847,158
CMFA Special Finance Agency XII, RB, M/F Housing,
Series A, 3.25%, 02/01/57(d)	2,605	1,801,746
CMFA Special Finance Agency, RB, M/F Housing(d)
Series A-1, 3.00%, 12/01/56	2,315	1,517,825
Series A-2, 4.00%, 08/01/45	660	549,460
CSCDA Community Improvement Authority, RB, M/F Housing(d) 4.00%, 10/01/46	695	527,538
2.80%, 03/01/47	2,555	1,924,733
4.00%, 07/01/56	3,945	2,759,591
4.00%, 08/01/56	6,645	4,968,393
4.00%, 10/01/56	1,000	810,829
4.00%, 12/01/56	765	549,025
3.25%, 04/01/57	3,675	2,539,484
4.00%, 05/01/57	5,660	3,899,604
Series A, 3.00%, 09/01/56	1,475	986,133
Series A, 4.00%, 06/01/58	6,480	5,056,441
Series A-2, 3.00%, 02/01/57	1,625	1,062,977
Senior Lien, 3.13%, 06/01/57	2,705	1,860,096
Series A, Senior Lien, 4.00%, 12/01/58	1,525	1,180,144
Series B, Sub Lien, 4.00%, 12/01/59	575	399,133
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500	3,504,081

		90,344,978

State — 7.3%
California State Public Works Board, RB
Series B, 4.00%, 05/01/46	13,180	13,048,727
Series D, 4.00%, 05/01/47	9,000	8,751,609
Series I, 5.50%, 11/01/33	4,590	4,651,327
State of California, GO, 4.00%, 03/01/46	4,000	4,061,916
State of California, Refunding GO 4.00%, 10/01/37	9,385	9,733,146
4.00%, 10/01/39	10,000	10,258,970
4.00%, 11/01/45	5,000	5,013,295
4.00%, 03/01/46	9,570	9,715,655

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of California, Refunding GO (continued) 5.25%, 09/01/47	$6,940	$7,917,263
4.00%, 10/01/50	5,000	5,042,845
3.00%, 04/01/52	5,590	4,405,323
5.00%, 09/01/52	5,000	5,563,190

		88,163,266

Tobacco — 2.0%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	540	535,226
Series A, 4.00%, 06/01/49	755	697,644
California County Tobacco Securitization Agency, Refunding RB, CAB(b) 0.00%, 06/01/55	7,575	1,373,863
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,493,835
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(d)	57,200	3,366,907
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(c)	5,390	6,082,299
Series B, 5.00%, 06/01/51	5,000	5,251,885
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	5,030	541,394
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	25,600	4,621,338

		23,964,391

Transportation — 22.8%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	3,000	3,094,686
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	28,750	28,590,638
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	6,579,495
AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,665,228
City of Los Angeles Department of Airports, ARB
Series A, AMT, 4.00%, 05/15/49	5,000	4,721,295
Series B, AMT, 5.00%, 05/15/41	15,790	16,156,139
Series B, AMT, 5.00%, 05/15/46	16,280	16,507,301
Series D, AMT, 5.00%, 05/15/35	4,000	4,151,168
Series E, AMT, 5.00%, 05/15/44	7,000	7,486,871
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,356,814
Series C, AMT, Subordinate, 5.00%, 05/15/44	6,725	6,891,525
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/45	1,940	2,018,741
AMT, 5.25%, 05/15/47	2,250	2,419,909
AMT, Subordinate, 4.00%, 11/15/31(c)	115	123,449
AMT, Subordinate, 4.00%, 05/15/41	4,190	4,109,963
AMT, Subordinate, 5.00%, 05/15/46	5,980	6,345,593
City of Los Angeles Department of Airports, Refunding RB, AMT, Subordinate, 5.25%, 05/15/48	4,500	4,804,020
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	5,000	5,226,605
Sub-Series B, 5.00%, 07/01/41	3,000	3,109,650

Security	Par (000)	Value

Transportation (continued)
County of Sacramento California Airport System Revenue, Refunding RB (continued) Series C, AMT, 5.00%, 07/01/38	$3,000	$3,176,772
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	10,000	8,414,150
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,221,524
Series A, AMT, 5.00%, 03/01/41	11,250	11,600,370
Series A, AMT, 5.00%, 03/01/47	13,440	13,732,145
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	202,189
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/42	6,485	6,721,521
Series B, AMT, Subordinate, 5.00%, 07/01/56	6,855	7,152,349
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB 2nd Series, AMT, 5.00%, 05/01/48	30,660	31,671,688
Series A, AMT, 5.00%, 05/01/40	3,785	3,803,834
Series A, AMT, 5.00%, 05/01/44	2,660	2,664,578
Series A, AMT, 5.00%, 05/01/47	14,220	14,628,583
Series E, AMT, 5.00%, 05/01/45	2,515	2,634,357
Series E, AMT, 5.00%, 05/01/50	10,305	10,640,242
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series B, 4.00%, 05/01/52	5,500	5,428,599
Series 2020, AMT, 4.00%, 05/01/39	6,800	6,801,891

		275,853,882

Utilities — 10.9%
Beaumont Public Improvement Authority, RB, Series A, (AGM), 5.00%, 09/01/49	6,000	6,325,032
California Infrastructure & Economic Development Bank, RB, 4.00%, 10/01/44	11,370	11,463,348
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	8,450	8,362,864
City of Riverside California Water Revenue, RB
Series A, 5.00%, 10/01/47	1,500	1,686,270
Series A, 5.00%, 10/01/52	2,250	2,496,236
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	26,935	26,363,816
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/49	11,190	12,156,928
Series B, 4.00%, 06/01/45	6,500	6,519,779
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series C, 5.00%, 07/01/47	3,600	4,000,309
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/43	2,350	2,617,045
Mountain House Public Financing Authority, RB, Series A, (BAM), 4.00%, 12/01/50	4,500	4,292,437
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/52	13,750	13,515,645
Series A, AMT, 4.00%, 08/01/45	5,925	5,978,621

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	$3,500	$3,430,511
San Jose Financing Authority, Refunding RB, Series B, 5.00%, 11/01/52	16,000	17,820,960
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,000	4,996,885

		132,026,686

Total Municipal Bonds in California		1,536,387,138

Puerto Rico — 5.0%

State — 5.0%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	13,134	12,330,738
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(b)	26,291	7,148,865
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	16,591	15,954,951
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,237,735
Series A-2, Restructured, 4.33%, 07/01/40	5,766	5,355,980
Series B-1, Restructured, 4.75%, 07/01/53	1,583	1,479,980
Series B-1, Restructured, 5.00%, 07/01/58	8,899	8,565,919
Series B-2, Restructured, 4.33%, 07/01/40	7,022	6,514,092
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,424,498

Total Municipal Bonds in Puerto Rico		61,012,758

Total Municipal Bonds — 131.8% (Cost: $1,605,995,247)		1,597,399,896

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 14.2%

County/City/Special District/School District — 2.0%
Livermore Valley Joint Unified School District, GO, 4.00%, 08/01/46	15,000	14,920,105
Marin Healthcare District, GO, Election 2013, 4.00%, 08/01/45	10,000	10,037,805

		24,957,910

Education — 3.4%
California State University, Refunding RB, Series A, 4.00%, 11/01/45	7,980	8,002,222
Oakland Unified School District, GO, Series A, 4.00%, 08/01/46	14,530	14,399,484
University of California, Refunding RB
Series AZ, 5.00%, 05/15/48	12,000	12,777,180
Series Q, 4.00%, 05/15/51	6,000	5,941,176

		41,120,062

Security	Par (000)	Value

Health — 7.6%
California Health Facilities Financing Authority, RB, Sub-Series A-2, 4.00%, 11/01/44	$31,000	$30,348,086
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	56,410	61,687,113

		92,035,199

Utilities — 1.2%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/51	14,595	14,616,430

Total Municipal Bonds in California		172,729,601

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.2% (Cost: $171,798,364)		172,729,601

Total Long-Term Investments — 146.0% (Cost: $1,777,793,611)		1,770,129,497

	Shares

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.94%(f)(g)	40,015,495	39,983,482

Total Short-Term Securities — 3.3% (Cost: $39,981,576)		39,983,482

Total Investments — 149.3% (Cost: $1,817,775,187)		1,810,112,979
Other Assets Less Liabilities — 2.4%		29,549,610
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.3)%		(101,127,061)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.4)%		(526,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,212,135,528

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$23,054,296	$16,914,978	(a)	$—	$18,167	$(3,959)	$39,983,482	40,015,495	$803,435	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	236	06/21/23	$27,247	$(561,673)
U.S. Long Bond	472	06/21/23	62,245	(1,820,743)
5-Year U.S. Treasury Note	236	06/30/23	25,949	(390,486)

				$(2,772,902)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,597,399,896	$—	$1,597,399,896
Municipal Bonds Transferred to Tender Option Bond Trusts	—	172,729,601	—	172,729,601

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$39,983,482	$—	$—	$39,983,482

	$39,983,482	$1,770,129,497	$—	$1,810,112,979

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,772,902)	$—	$—	$(2,772,902)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(99,989,995)	$—	$(99,989,995)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)

	$—	$(626,389,995)	$—	$(626,389,995)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable
Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

7